Schedule of Variable Interest Entities (Details) (Parenthetical) - Line of Credit [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Trading Activity, Gains and Losses, Net [Line Items]
Debt issuance costs, net	$ 0	$ 15,573	$ 15,573
Variable Income Interest Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Debt issuance costs, net	$ 0	$ 15,573